Consolidated statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit (loss) before income tax	$ 717,546	$ (100,905)	$ (363,747)
Adjustments for:
Depreciation of property, furniture, equipment and leasehold improvements (Note 10)	719,987	488,409	297,743
Depreciation of right-of-use assets (Note 11)	796,182	598,031	484,916
Amortization of intangible assets	2,430	2,655	2,395
Impairment of property and equipment (Note 10)	0	42,422
Employee benefits	10,327	3,873	3,631
Interest payable on Promissory Notes and Convertible Notes (Notes 8 and 20)	82,588	619,779	615,592
Interest expense on lease liabilities (Note 16)	1,072,774	762,872	507,875
Interest on debt and bonus payable, and amortization of issuance costs	36,390	29,747	45,319
Loss related to modification and remeasurement of Promissory Notes (Note 20)	0	84,236
Financial income	(155,863)	(26,069)	(19,840)
Interests and commissions from credit lines	65,503
Loss on termination of lease agreements	1,573
Exchange rate fluctuation	(490,428)	(610,703)	(285,990)
Share-based payments expense (Note 22)	523,143	384,566	303,789
Total Adjustments	3,382,152	2,278,913	1,591,683
Increase in inventories	(680,887)	(425,880)	(528,363)
Increase in other current assets and guarantee deposits	(418,646)	(138,013)	(233,823)
Increase in suppliers (including supplier finance arrangements)	1,709,786	1,735,897	1,496,811
Increase in other current liabilities	165,090	78,963	87,344
(Decrease) increase on bonus payable to related parties	(20,648)	(8,564)	10,688
Income taxes paid	(388,310)	(380,967)	(308,005)
Net cash flows provided by operating activities	3,748,537	3,140,349	2,116,335
Investing activities
Purchase of property, furniture, equipment and leasehold improvements (Notes 8 and 10)	(2,435,695)	(1,798,019)	(1,122,877)
Sale of property and equipment (Notes 8 and 10)	1,877	3,776	2,646
Additions to intangible assets	(2,449)	(1,185)	(2,805)
Short-term bank deposits (Note 7)	(2,614,080)
Interest received from settlement of derivative financial instruments	7,980
Interest earned on short-term investments and bank deposits (Notes 7 and 20)	135,071	16,639	11,686
Net cash flows used in investing activities	(4,907,296)	(1,778,789)	(1,111,350)
Financing activities
Payments made on supplier finance arrangements-Net of commissions received	(3,251,211)	(2,074,890)	(1,409,089)
Finance obtained through supplier finance arrangements	3,498,928	2,195,833	1,528,143
Proceeds from credit lines - net	0	99,618	82,527
Payment of principal of Promissory Notes (Notes 13 and 14)	(1,974,787)
Payment of accrued interests of Promissory Notes (Notes 13 and 14)	(2,955,495)
Payment of debt	(208,679)	(104,769)	(360,107)
Interest payment on debt	(94,734)	(25,224)	(41,859)
Proceeds from initial public offering, net of underwriting fees (Note 1)	7,841,837
Initial Public Offering capitalized costs	(23,269)
Principal payments on lease liabilities (Note 16)	(471,703)	(423,388)	(318,855)
Interest payments on leases (Note 16)	(1,072,774)	(762,872)	(507,875)
Net cash flows obtained from (used in) financing activities	1,288,113	(1,095,692)	(1,027,115)
Increase (decrease) in cash and cash equivalents	129,354	265,868	(22,130)
Effect of foreign exchange movements on cash balances	97,341	(30,373)	7,066
Cash and cash equivalents at beginning of year	1,220,471	984,976	1,000,040
Cash and cash equivalents at end of year	$ 1,447,166	$ 1,220,471	$ 984,976